Shareholder Report, Line Graph (Details) 194911_Aristotle Core Equity Fund_Class A_TSR Annual {Class A} - USD ($)					12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Oct. 26, 2023	Oct. 25, 2023	Mar. 31, 2026
Class A
Account Value [Line Items]
Line Graph and Table Measure Name					Class A (with sales charge)
Accumulated Value	$ 12,925	$ 12,214		$ 9,579	$ 15,531
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500 TR
Accumulated Value	$ 13,680	$ 12,637	$ 10,000		$ 16,115